STOCKHOLDERS' EQUITY (Details - Option Activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	(869)
Options outstanding	14,201
Vested options	14,201
Weighted average exercise price | $ / shares	$ 163.68
Weighted average remaining life	1 year 5 months 23 days
Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	(869)
Options outstanding	7,189
Vested options	7,189
Weighted average exercise price | $ / shares	$ 230.40
Weighted average remaining life	11 months 19 days
Option 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	0
Options outstanding	62
Vested options	62
Weighted average exercise price | $ / shares	$ 748.80
Weighted average remaining life	6 months 29 days
Option 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	0
Options outstanding	6,950
Vested options	6,950
Weighted average exercise price | $ / shares	$ 89.40
Weighted average remaining life	3 years 9 months 29 days